Tax on Profit/(Loss) for the Year and Deferred Tax - Summary of Tax on Profit/Loss and Deferred Tax (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax on profit/(loss) for the year:
Current tax (expense)/income	€ (5,377)	€ 367	€ 219
Current tax expense (income) and adjustments for current tax of prior periods	(5,377)	367	219
Tax for the year can be explained as follows:
Profit/(loss) before tax	(577,817)	(383,944)	(419,174)
Tax at the Danish corporation tax rate of 22%	127,120	84,468	92,218
Tax effect of:
Non-deductible costs	(17,094)	(14,800)	(11,815)
Additional tax deductions	13,720	17,117	24,564
Impact from associate	3,893	3,169	(1,326)
Other effects including effect of different tax rates	2,716	305	2,673
Deferred tax asset, not recognized	(122,514)	(89,892)	(106,095)
Tax on profit/(loss) for the year	€ (5,377)	€ 367	€ 219
Effective tax rate	(0.93%)	(0.10%)	(0.05%)
Tax deductible losses	€ 433,174	€ 313,011	€ 227,234
Other temporary differences	19,961	12,856	7,726
Deferred tax asset, not recognized	€ (453,135)	€ (325,867)	€ (234,960)